Stock-Based Compensation Expense Included in Consolidated Statements of Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Selling, general and administrative expense	$ 31,741	$ 23,568	$ 17,145
Income tax (benefit)	(10,027)	(7,776)	(5,627)
Total stock-based compensation cost	$ 21,714	$ 15,792	$ 11,518